Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign

The federal and state income tax provision is summarized as follows (in thousands):

	2019	2018
Current
Federal	$(61)	$(64)
State	(30)	(39)

	(91)	(103)
Deferred
Federal	—	—
State	—	—

Total provision for income taxes	$(91)	$(103)

Schedule of Components of Income Tax Expense (Benefit)

Significant components of the Company’s deferred tax assets are as follows (in thousands):

	2019	2018
Short-Term Deferred tax asset
Net operating losses	$—	$26

Deferred tax asset before valuation allowance	—	26
Short-Term Valuation allowance		(26)

Net short-term deferred tax asset	$—	$—

Long-Term Deferred tax asset
R&D and other credit carryforwards	1,511	980

Deferred tax asset before valuation allowance	1,511	980
Long-Term Valuation allowance	(1,511)	(980)

Net long-term deferred tax asset	$—	$—